Leases - Summary of Operating Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Oct. 01, 2019
Operating lease right-of-use assets	$ 777	$ 890
Operating lease liabilities, current	509	496
Operating lease liabilities, net of current	$ 303	433
MARIADB CORPORATION AB [Member]
Operating lease right-of-use assets		890	$ 1,645	$ 2,300
Operating lease liabilities, current		496	658
Operating lease liabilities, net of current		433	1,035
Total operating lease liabilities		$ 929	$ 1,693